Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Financing receivable, recorded investment [Line items]
Loans		¥ 2,052,264	¥ 1,879,633
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		995,377	874,720
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		167,886	149,048
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		130,649	233,201
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		865	1,699
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		689,801	474,305
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		6,176	16,467
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		604,964	568,276
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		169,335	127,309
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		1,453	1,500
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		415,742	439,156
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		18,434	311
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	451,923	436,637
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	52,392	54,545
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	296,833	334,389
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	17,537	4,025
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	85,161	43,678
Total [Member]
Financing receivable, recorded investment [Line items]
Loans		2,052,264	1,879,633
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		389,613	330,902
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		132,102	234,701
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		296,833	334,389
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		865	1,699
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,123,080	917,486
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 109,771	¥ 60,456

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.